LVIP Macquarie Diversified Income Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.15%
Federal Home Loan Mortgage Corp. REMICS Series 4676 KZ 2.50% 7/15/45	750,775	$650,398
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 M2 5.99% (SOFR30A + 1.65%) 1/25/34	2,422,068	2,431,534
Series 2021-HQA2 M2 6.39% (SOFR30A + 2.05%) 12/25/33	8,175,771	8,290,241
Series 2022-DNA1 M2 6.84% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,616,958
Series 2022-DNA2 M2 8.09% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,549,516
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series T-54 2A 6.50% 2/25/43	6,035	6,138
Series T-58 2A 6.50% 9/25/43	1,381	1,441
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R01 1M2 6.24% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,619,994
Series 2022-R02 2M2 7.34% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,631,963
Series 2025-R01 1M2 5.84% (SOFR30A + 1.50%) 1/25/45	2,590,000	2,580,536
Series 2025-R02 1M2 5.94% (SOFR30A + 1.60%) 2/25/45	2,480,000	2,477,993
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	94	94
Series 2004-T1 1A2 6.50% 1/25/44	1,255	1,295
Federal National Mortgage Association REMICS
Series 2013-44 Z 3.00% 5/25/43	12,713	9,734
Series 2017-40 GZ 3.50% 5/25/47	903,856	827,169
Federal National Mortgage Association REMICS Trust
•Series 2002-W6 2A1 7.00% 6/25/42	4,971	4,892
Series 2004-W11 1A2 6.50% 5/25/44	8,735	8,972
Government National Mortgage Association REMICS Series 2013-113 LY 3.00% 5/20/43	782,025	721,442
Total Agency Collateralized Mortgage Obligations (Cost $25,315,729)		25,430,310
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.15%
♦Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,239,103	$2,182,243
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	1,175,000	1,140,847
Total Agency Commercial Mortgage-Backed Securities (Cost $3,377,181)		3,323,090
AGENCY MORTGAGE-BACKED SECURITIES–25.34%
Federal Home Loan Mortgage Corp.
2.00% 1/1/37	8,195,414	7,461,918
2.00% 3/1/41	5,474,715	4,677,828
2.00% 5/1/42	1,977,541	1,684,498
2.00% 8/1/42	3,682,802	3,140,527
2.00% 3/1/52	3,138,699	2,497,637
2.50% 1/1/40	2,593,948	2,322,359
2.50% 6/1/41	9,371,958	8,273,141
2.50% 3/1/42	2,149,520	1,892,463
2.50% 3/1/51	7,065,617	5,956,685
2.50% 12/1/51	8,275,201	6,987,802
2.50% 5/1/52	1,820,991	1,516,994
3.00% 3/1/35	9,467,152	9,062,457
3.00% 4/1/42	2,098,348	1,892,287
3.00% 6/1/42	3,391,566	3,058,512
3.00% 11/1/46	2,423,030	2,150,124
3.00% 1/1/47	2,372,976	2,099,287
3.00% 1/1/50	923,571	815,341
3.00% 7/1/50	1,391,873	1,229,496
3.00% 5/1/51	8,582,272	7,609,340
3.00% 8/1/52	6,613,417	5,804,597
3.50% 11/1/48	2,254,056	2,076,664
3.50% 4/1/52	3,336,990	3,026,381
4.00% 10/1/47	1,058,324	995,284
4.00% 9/1/49	1,995,689	1,888,923
4.00% 9/1/52	18,990,399	17,780,237
4.50% 1/1/49	3,642,053	3,536,864
4.50% 3/1/49	247,012	240,118
4.50% 8/1/49	2,388,339	2,325,210
4.50% 7/1/52	1,115,474	1,069,331
4.50% 10/1/52	17,950,808	17,201,151
5.00% 11/1/42	4,225,657	4,217,867
5.00% 7/1/52	10,611,040	10,539,491
5.00% 9/1/52	8,440,709	8,367,465
5.00% 11/1/52	2,627,007	2,582,271
5.00% 6/1/53	22,324,998	21,959,990
5.50% 9/1/41	2,183,432	2,229,578
5.50% 9/1/52	7,308,479	7,354,151
5.50% 11/1/52	4,293,397	4,324,254
5.50% 3/1/53	3,766,758	3,805,449
5.50% 9/1/53	8,521,403	8,625,786
5.50% 11/1/54	8,990,794	8,981,328
6.00% 1/1/53	830,283	855,275
LVIP Macquarie Diversified Income Fund–1

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association
2.00% 3/1/41	3,938,348	$3,364,685
2.00% 5/1/41	4,536,349	3,875,119
2.00% 6/1/50	22,767,637	18,282,885
2.00% 11/1/50	6,106,140	4,919,594
2.00% 12/1/50	5,109,904	4,100,899
2.00% 1/1/51	1,634,811	1,321,413
2.00% 2/1/51	4,429,351	3,575,782
2.00% 4/1/51	392,817	313,548
2.00% 8/1/51	2,255,437	1,815,107
2.00% 9/1/51	8,064,497	6,428,600
2.50% 7/1/36	7,606,028	7,056,728
2.50% 8/1/36	355,213	329,350
2.50% 1/1/43	1,842,668	1,597,586
2.50% 8/1/50	8,858,696	7,497,412
2.50% 11/1/50	11,844,265	9,950,116
2.50% 1/1/51	3,415,605	2,872,586
2.50% 12/1/51	1,156,615	966,132
2.50% 2/1/52	24,614,948	20,552,727
3.00% 9/1/37	1,174,634	1,115,089
3.00% 10/1/46	5,485,261	4,864,712
3.00% 4/1/47	610,741	538,646
3.00% 11/1/48	1,062,761	941,127
3.00% 12/1/49	8,865,998	7,799,257
3.00% 7/1/51	6,329,075	5,544,016
3.00% 12/1/51	515,636	452,683
3.00% 6/1/52	5,785,796	5,061,161
3.50% 2/1/47	3,109,638	2,898,395
3.50% 7/1/47	8,184,434	7,641,451
3.50% 1/1/48	3,101,270	2,864,562
3.50% 2/1/48	1,806,344	1,650,129
3.50% 1/1/50	1,180,671	1,081,515
3.50% 3/1/50	1,113,712	1,017,506
3.50% 7/1/50	6,619,367	6,127,687
3.50% 8/1/50	7,957,219	7,310,476
3.50% 3/1/52	454,577	414,517
3.50% 5/1/52	4,869,814	4,439,947
3.50% 6/1/52	22,381,494	20,217,934
3.50% 9/1/52	6,652,585	6,075,597
4.00% 8/1/42	818,925	782,289
4.00% 3/1/47	6,714,124	6,353,396
4.00% 4/1/47	770,442	730,449
4.00% 6/1/48	2,625,969	2,478,129
4.00% 9/1/48	173,644	163,598
4.00% 10/1/48	3,781,692	3,590,775
4.00% 6/1/49	821,860	777,808
4.00% 5/1/51	5,734,224	5,400,930
4.50% 5/1/38	2,138,597	2,121,606
4.50% 7/1/40	290,098	286,003
4.50% 8/1/41	628,921	620,193
4.50% 5/1/46	46,871	46,264
4.50% 4/1/48	272,746	270,561
4.50% 12/1/48	34,134	33,195
4.50% 1/1/49	6,864,893	6,684,302
4.50% 1/1/50	15,491,490	15,222,850
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 4/1/50	1,121,228	$1,091,488
4.50% 10/1/52	18,708,657	17,927,357
4.50% 2/1/53	8,270,380	7,925,873
5.00% 7/1/47	591,000	596,167
5.00% 7/1/49	1,104,816	1,103,374
5.00% 1/1/51	5,077,145	5,061,346
5.50% 8/1/43	5,361,203	5,420,747
5.50% 5/1/44	4,877,502	4,988,736
5.50% 10/1/52	8,553,085	8,585,946
5.50% 11/1/52	6,255,410	6,307,090
5.50% 3/1/53	703,140	703,486
5.50% 7/1/53	5,115,491	5,115,377
5.50% 8/1/53	5,519,551	5,590,227
6.00% 1/1/42	5,717,826	5,961,580
6.00% 5/1/53	3,953,136	4,040,797
6.00% 7/1/53	4,338,472	4,471,258
6.00% 9/1/53	10,652,978	10,821,934
Government National Mortgage Association
3.00% 3/15/50	584,568	519,073
3.00% 12/20/51	4,254,697	3,770,535
3.00% 1/20/52	8,202,877	7,269,433
5.00% 9/20/52	2,336,456	2,309,444
5.50% 6/20/49	4,378,791	4,451,478
Total Agency Mortgage-Backed Securities (Cost $591,154,851)		560,588,131
CORPORATE BONDS–32.80%
Aerospace & Defense–0.97%
Boeing Co.
2.20% 2/4/26	4,675,000	4,574,026
6.86% 5/1/54	7,865,000	8,542,929
Bombardier, Inc.
7.00% 6/1/32	1,120,000	1,115,155
7.25% 7/1/31	1,830,000	1,836,225
Northrop Grumman Corp.
4.75% 6/1/43	670,000	605,230
5.20% 6/1/54	2,775,000	2,599,093
TransDigm, Inc.
6.63% 3/1/32	1,120,000	1,134,274
6.88% 12/15/30	1,120,000	1,144,410
		21,551,342
Agriculture–0.21%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	4,275,000	4,201,898
‡πMHP Lux SA 6.95% 4/3/26	545,000	516,622
		4,718,520
Airlines–0.04%
Latam Airlines Group SA 7.88% 4/15/30	790,000	783,186
		783,186
LVIP Macquarie Diversified Income Fund–2

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.57%
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	$953,097
2.90% 2/10/29	615,000	550,217
4.54% 8/1/26	1,749,000	1,726,586
5.80% 3/8/29	1,755,000	1,737,810
6.80% 5/12/28	2,340,000	2,403,298
6.80% 11/7/28	850,000	874,187
General Motors Financial Co., Inc.
5.60% 6/18/31	797,000	797,065
5.90% 1/7/35	985,000	975,437
5.95% 4/4/34	2,094,000	2,083,444
Hyundai Capital Services, Inc. 5.25% 1/22/28	575,000	582,036
		12,683,177
Banks–8.59%
Access Bank PLC 6.13% 9/21/26	600,000	586,608
Akbank TAS
μ6.80% 6/22/31	310,000	306,125
7.50% 1/20/30	355,000	356,065
μAl Rajhi Sukuk Ltd. 6.25% 7/21/30	645,000	653,820
μAxis Bank Ltd. 4.10% 9/8/26	590,000	569,737
μBanco de Credito del Peru SA 3.25% 9/30/31	880,000	849,460
μBanco de Credito e Inversiones SA 8.75% 5/8/29	550,000	584,146
μBanco Mercantil del Norte SA
7.50% 6/27/29	370,000	363,294
7.63% 1/10/28	365,000	363,631
μBangkok Bank PCL
3.47% 9/23/36	550,000	485,039
5.00% 9/23/25	400,000	397,152
μBank Leumi Le-Israel BM 7.13% 7/18/33	550,000	565,848
μBank of America Corp.
5.16% 1/24/31	3,080,000	3,122,455
5.52% 10/25/35	9,895,000	9,708,467
5.82% 9/15/29	4,171,000	4,322,504
6.20% 11/10/28	5,285,000	5,492,804
μBank of Montreal
7.30% 11/26/84	776,000	773,507
7.70% 5/26/84	2,019,000	2,051,579
μBank of New York Mellon Corp.
4.70% 9/20/25	4,870,000	4,840,508
4.94% 2/11/31	2,445,000	2,466,718
6.30% 3/20/30	2,080,000	2,131,840
μBBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
5.88% 9/13/34	330,000	317,650
7.63% 2/11/35	300,000	302,910
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (continued)
8.13% 1/8/39	365,000	$371,916
μBurgan Bank SAK 2.75% 12/15/31	510,000	481,337
Citibank NA
5.44% 4/30/26	1,585,000	1,602,068
5.49% 12/4/26	3,960,000	4,026,799
5.57% 4/30/34	5,815,000	5,975,796
μCitigroup, Inc.
5.17% 2/13/30	4,015,000	4,067,247
5.61% 9/29/26	747,000	750,579
5.61% 3/4/56	1,960,000	1,914,500
6.02% 1/24/36	2,015,000	2,034,245
6.75% 2/15/30	2,470,000	2,442,400
7.00% 8/15/34	1,425,000	1,477,390
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,535,726
6.72% 1/18/29	3,558,000	3,723,626
6.82% 11/20/29	2,599,000	2,756,036
7.15% 7/13/27	1,755,000	1,804,019
Development Bank of Kazakhstan JSC 5.50% 4/15/27	200,000	200,808
μFifth Third Bancorp 6.36% 10/27/28	679,000	705,522
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	350,758
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,306,001
5.56% 11/19/45	2,775,000	2,703,978
5.73% 1/28/56	3,210,000	3,197,151
6.48% 10/24/29	8,295,000	8,762,093
Grupo Aval Ltd. 4.38% 2/4/30	485,000	434,133
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	2,899,104
ICICI Bank Ltd. 4.00% 3/18/26	445,000	441,633
μJPMorgan Chase & Co.
3.11% 4/22/41	1,290,000	974,148
3.11% 4/22/51	2,205,000	1,468,109
5.01% 1/23/30	2,075,000	2,098,043
5.14% 1/24/31	1,805,000	1,833,150
5.34% 1/23/35	2,175,000	2,198,157
5.57% 4/22/28	2,245,000	2,289,866
6.25% 10/23/34	1,418,000	1,522,933
Kookmin Bank 2.50% 11/4/30	512,000	452,522
μLloyds Banking Group PLC 5.72% 6/5/30	1,475,000	1,519,289
Metropolitan Bank & Trust Co. 5.38% 3/6/29	465,000	472,966
μMorgan Stanley
0.50% 10/26/29	3,350,000	3,308,477
LVIP Macquarie Diversified Income Fund–3

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
2.48% 9/16/36	6,760,000	$5,604,644
5.52% 11/19/55	2,420,000	2,364,095
5.83% 4/19/35	5,246,000	5,436,250
6.14% 10/16/26	1,475,000	1,486,502
6.30% 10/18/28	3,189,000	3,316,389
6.41% 11/1/29	2,746,000	2,898,351
μNBK SPC Ltd. 1.63% 9/15/27	700,000	669,500
μNBK Tier 1 Financing 2 Ltd. 4.50% 8/27/25	365,000	362,253
μOversea-Chinese Banking Corp. Ltd. 1.83% 9/10/30	560,000	553,092
μPNC Financial Services Group, Inc.
5.58% 1/29/36	1,630,000	1,658,965
5.68% 1/22/35	1,760,000	1,801,436
6.88% 10/20/34	2,670,000	2,952,074
Popular, Inc. 7.25% 3/13/28	1,480,000	1,530,967
μQNB Bank AS 10.75% 11/15/33	475,000	518,344
Shinhan Bank Co. Ltd. 5.75% 4/15/34	410,000	419,664
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	283,473
μStandard Chartered PLC
6.30% 1/9/29	460,000	476,599
7.63% 1/16/32	475,000	477,731
μTBC Bank JSC 10.25% 7/30/29	650,000	652,428
Truist Bank
2.25% 3/11/30	4,195,000	3,677,973
μ4.63% 9/17/29	10,165,000	9,942,933
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,729,905
μTurkiye Garanti Bankasi AS 8.38% 2/28/34	505,000	506,767
μU.S. Bancorp
2.49% 11/3/36	1,685,000	1,399,593
4.65% 2/1/29	1,970,000	1,971,201
5.05% 2/12/31	2,420,000	2,439,805
5.38% 1/23/30	795,000	811,107
5.42% 2/12/36	1,295,000	1,302,775
5.68% 1/23/35	1,795,000	1,835,032
5.73% 10/21/26	421,000	423,460
6.79% 10/26/27	1,150,000	1,188,192
μUBS Group AG
0.25% 11/5/28	1,650,000	1,661,499
5.70% 2/8/35	1,005,000	1,030,563
6.85% 9/10/29	3,015,000	2,997,493
7.00% 2/10/30	1,450,000	1,428,005
μWells Fargo & Co. 5.24% 1/24/31	1,850,000	1,881,014
μYapi ve Kredi Bankasi AS 7.88% 1/22/31	610,000	604,217
		190,008,683
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.04%
PepsiCo, Inc. 5.00% 2/7/35	905,000	$913,189
		913,189
Biotechnology–0.22%
Biocon Biologics Global PLC 6.67% 10/9/29	595,000	558,970
Royalty Pharma PLC
1.75% 9/2/27	2,675,000	2,496,994
3.35% 9/2/51	2,758,000	1,746,929
		4,802,893
Building Materials–0.32%
μCemex SAB de CV 9.13% 3/14/28	427,000	433,508
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,644,513
0.63% 4/6/30	1,700,000	1,619,757
Quikrete Holdings, Inc. 6.38% 3/1/32	1,660,000	1,670,541
Standard Industries, Inc. 3.38% 1/15/31	2,005,000	1,743,280
		7,111,599
Chemicals–0.35%
Braskem Netherlands Finance BV 8.00% 10/15/34	550,000	526,598
Celanese U.S. Holdings LLC
6.50% 4/15/30	251,000	249,188
6.75% 4/15/33	2,079,000	2,018,172
Dow Chemical Co. 5.95% 3/15/55	1,920,000	1,857,955
Ma'aden Sukuk Ltd. 5.25% 2/13/30	1,005,000	1,016,851
OCP SA
3.75% 6/23/31	440,000	389,954
5.13% 6/23/51	640,000	490,492
7.50% 5/2/54	545,000	557,971
Sasol Financing USA LLC 8.75% 5/3/29	595,000	597,860
		7,705,041
Commercial Services–0.17%
Adani Ports & Special Economic Zone Ltd. 4.38% 7/3/29	375,000	336,959
Hutama Karya Persero PT 3.75% 5/11/30	300,000	281,496
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	575,066
Kaspi.KZ JSC 6.25% 3/26/30	585,000	578,865
Mersin Uluslararasi Liman Isletmeciligi AS 8.25% 11/15/28	475,000	487,214
LVIP Macquarie Diversified Income Fund–4

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Movida Europe SA 7.85% 4/11/29	515,000	$458,794
United Rentals North America, Inc. 3.88% 2/15/31	1,124,000	1,019,892
		3,738,286
Computers–0.56%
Accenture Capital, Inc.
4.05% 10/4/29	1,790,000	1,764,726
4.25% 10/4/31	1,720,000	1,688,654
4.50% 10/4/34	3,355,000	3,241,812
Amentum Holdings, Inc. 7.25% 8/1/32	3,060,000	3,009,994
Leidos, Inc. 5.50% 3/15/35	2,640,000	2,631,605
		12,336,791
Distribution/Wholesale–0.14%
Resideo Funding, Inc. 6.50% 7/15/32	2,230,000	2,224,670
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	815,000	812,735
		3,037,405
Diversified Financial Services–2.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,000,431
3.00% 10/29/28	3,769,000	3,541,768
5.10% 1/19/29	1,400,000	1,412,311
6.50% 7/15/25	2,870,000	2,878,339
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,813,845
3.00% 2/1/30	5,465,000	5,011,115
3.38% 7/1/25	1,255,000	1,250,953
μ4.13% 12/15/26	5,667,000	5,379,259
4.63% 10/1/28	3,468,000	3,454,250
5.10% 3/1/29	2,508,000	2,536,004
Aviation Capital Group LLC 5.38% 7/15/29	2,300,000	2,318,149
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,700,000	1,692,870
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00% 8/15/28	2,550,000	2,397,370
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,488,964
4.15% 1/23/30	2,135,000	2,045,820
5.88% 7/21/28	1,848,000	1,897,499
6.50% 1/20/43	750,000	763,942
UWM Holdings LLC 6.63% 2/1/30	2,465,000	2,444,866
		49,327,755
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–3.27%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	420,000	$358,648
AEP Texas, Inc. 5.40% 6/1/33	895,000	900,542
AES Andes SA
6.25% 3/14/32	645,000	648,974
μ8.15% 6/10/55	520,000	537,087
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,634,429
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,533,215
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	555,000	554,501
Chile Electricity Lux MPC SARL 6.01% 1/20/33	590,550	605,314
Cikarang Listrindo Tbk. PT 5.65% 3/12/35	1,220,000	1,205,075
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	442,701
Constellation Energy Generation LLC 5.75% 3/15/54	2,595,000	2,496,582
μDominion Energy, Inc.
6.63% 5/15/55	1,790,000	1,777,426
6.88% 2/1/55	2,160,000	2,236,363
μDuke Energy Corp. 6.45% 9/1/54	770,000	768,700
Engie Energia Chile SA 6.38% 4/17/34	620,000	639,051
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,549,995
Entergy Louisiana LLC 4.95% 1/15/45	545,000	488,296
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,790,955
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	977,677
Exelon Corp. 5.45% 3/15/34	1,115,000	1,133,695
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/41	591,579	585,072
GDZ Elektrik Dagitim AS 9.00% 10/15/29	535,000	517,039
JSW Hydro Energy Ltd. 4.13% 5/18/31	420,375	376,523
Mazoon Assets Co. SAOC 5.25% 10/9/31	400,000	394,792
Mexico Generadora de Energia S de Real 5.50% 12/6/32	537,131	529,968
Mong Duong Finance Holdings BV 5.13% 5/7/29	638,934	618,858
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	2,520,000	2,409,386
μ6.38% 8/15/55	875,000	875,942
LVIP Macquarie Diversified Income Fund–5

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
μ6.50% 8/15/55	1,080,000	$1,100,993
Oglethorpe Power Corp.
3.75% 8/1/50	3,049,000	2,158,189
6.20% 12/1/53	565,000	578,127
Oryx Funding Ltd. 5.80% 2/3/31	565,000	568,646
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	867,665
3.30% 8/1/40	3,982,000	2,928,189
PacifiCorp
5.10% 2/15/29	580,000	590,921
5.45% 2/15/34	985,000	992,938
5.80% 1/15/55	900,000	878,084
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00% 6/30/50	575,000	398,505
4.13% 5/15/27	475,000	466,510
5.25% 5/15/47	758,000	649,126
PG&E Corp. 5.25% 7/1/30	1,810,000	1,737,586
Saavi Energia SARL 8.88% 2/10/35	580,000	586,786
μSempra
4.88% 10/15/25	1,155,000	1,143,951
6.40% 10/1/54	4,498,000	4,266,314
Sorik Marapi Geothermal Power PT 7.75% 8/5/31	666,427	652,374
Southern California Edison Co.
4.00% 4/1/47	1,745,000	1,302,995
5.20% 6/1/34	2,160,000	2,108,826
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,843,447
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33	573,650	576,933
μVistra Corp. 7.00% 12/15/26	2,500,000	2,531,495
Vistra Operations Co. LLC
6.00% 4/15/34	985,000	995,395
6.95% 10/15/33	3,575,000	3,840,101
		72,350,902
Electronics–0.09%
Amphenol Corp. 2.20% 9/15/31	2,335,000	2,003,882
		2,003,882
Energy-Alternate Sources–0.02%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	567,178	467,631
		467,631
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.30%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	$466,029
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	420,000	421,634
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88% 2/3/30	1,000,000	1,001,173
Celestial Dynasty Ltd. 6.38% 8/22/28	580,000	561,002
HTA Group Ltd. 7.50% 6/4/29	600,000	608,700
IHS Holding Ltd. 8.25% 11/29/31	1,220,000	1,211,831
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	1,020,000	1,027,956
Sitios Latinoamerica SAB de CV 6.00% 11/25/29	550,000	554,438
TAV Havalimanlari Holding AS 8.50% 12/7/28	845,000	865,060
		6,717,823
Entertainment–0.14%
Caesars Entertainment, Inc. 6.50% 2/15/32	3,170,000	3,159,721
		3,159,721
Food–0.77%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	480,000	510,662
Indofood CBP Sukses Makmur Tbk. PT 4.81% 4/27/52	525,000	422,817
Mars, Inc.
4.80% 3/1/30	7,595,000	7,638,442
5.20% 3/1/35	2,855,000	2,869,295
5.65% 5/1/45	1,900,000	1,904,135
5.70% 5/1/55	2,275,000	2,273,077
Sysco Corp. 5.10% 9/23/30	1,495,000	1,517,542
		17,135,970
Forest Products & Paper–0.10%
LD Celulose International GmbH 7.95% 1/26/32	775,000	799,083
Magnera Corp. 7.25% 11/15/31	1,425,000	1,385,969
		2,185,052
Health Care Services–0.22%
DaVita, Inc.
3.75% 2/15/31	1,030,000	896,746
4.63% 6/1/30	1,435,000	1,321,020
HCA, Inc. 5.45% 9/15/34	2,610,000	2,587,338
		4,805,104
LVIP Macquarie Diversified Income Fund–6

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.84%
200 Park Funding Trust 5.74% 2/15/55	1,985,000	$1,969,703
AIA Group Ltd. 5.38% 4/5/34	520,000	527,496
Aon North America, Inc.
5.30% 3/1/31	1,670,000	1,708,647
5.75% 3/1/54	610,000	601,585
Arthur J Gallagher & Co.
5.00% 2/15/32	2,255,000	2,254,810
5.55% 2/15/55	1,650,000	1,583,298
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,772,416
3.95% 5/25/51	1,925,000	1,378,083
μ6.63% 10/15/54	1,935,000	1,916,116
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	4,020,000	3,927,133
		18,639,287
Internet–0.31%
Alibaba Group Holding Ltd.
2.70% 2/9/41	460,000	321,616
5.25% 5/26/35	545,000	548,146
Meituan 4.63% 10/2/29	605,000	598,273
Meta Platforms, Inc.
4.30% 8/15/29	1,445,000	1,444,692
4.55% 8/15/31	615,000	616,529
4.75% 8/15/34	1,295,000	1,285,808
5.40% 8/15/54	1,490,000	1,459,911
Prosus NV 3.06% 7/13/31	670,000	577,956
		6,852,931
Investment Companies–0.71%
Apollo Debt Solutions BDC 6.70% 7/29/31	4,550,000	4,694,445
Blackstone Private Credit Fund
5.60% 11/22/29	1,565,000	1,551,848
6.00% 11/22/34	2,260,000	2,174,144
Blue Owl Credit Income Corp.
5.80% 3/15/30	5,150,000	5,049,995
6.60% 9/15/29	1,945,000	1,976,413
Gaci First Investment Co. 4.88% 2/14/35	360,000	347,089
		15,793,934
Iron & Steel–0.32%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	3,090,000	2,965,065
CSN Resources SA 8.88% 12/5/30	485,000	478,231
Nucor Corp. 5.10% 6/1/35	2,930,000	2,889,197
Usiminas International SARL 7.50% 1/27/32	705,000	711,698
		7,044,191
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.12%
Carnival Corp.
4.00% 8/1/28	760,000	$727,092
7.63% 3/1/26	1,874,000	1,874,549
		2,601,641
Lodging–0.09%
Melco Resorts Finance Ltd. 7.63% 4/17/32	715,000	711,582
MGM China Holdings Ltd. 4.75% 2/1/27	520,000	509,534
Sands China Ltd.
3.25% 8/8/31	375,000	324,670
4.38% 6/18/30	460,000	434,974
		1,980,760
Machinery Diversified–0.07%
Deere & Co. 5.70% 1/19/55	1,540,000	1,603,953
		1,603,953
Media–0.81%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25% 1/15/34	2,700,000	2,220,750
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	6,270,000	3,808,146
Midcontinent Communications 8.00% 8/15/32	2,695,000	2,724,947
Sirius XM Radio LLC 4.13% 7/1/30	3,490,000	3,099,964
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,062,749
		17,916,556
Mining–0.48%
Anglo American Capital PLC 5.50% 5/2/33	600,000	602,987
AngloGold Ashanti Holdings PLC 6.50% 4/15/40	575,000	586,109
Cia de Minas Buenaventura SAA 6.80% 2/4/32	815,000	825,595
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	545,014
4.25% 7/17/42	200,000	157,581
6.33% 1/13/35	535,000	550,050
First Quantum Minerals Ltd.
8.00% 3/1/33	215,000	217,850
9.38% 3/1/29	435,000	457,466
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,295,000	2,263,469
Freeport Indonesia PT 5.32% 4/14/32	510,000	500,413
LVIP Macquarie Diversified Income Fund–7

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc. 5.45% 3/15/43	1,600,000	$1,500,239
Novelis Corp. 4.75% 1/30/30	2,620,000	2,442,901
		10,649,674
Multi-National–0.03%
Africa Finance Corp. 5.55% 10/8/29	585,000	582,063
		582,063
Office Business Equipment–0.21%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	4,860,000	4,579,124
		4,579,124
Oil & Gas–1.89%
3R Lux SARL 9.75% 2/5/31	410,000	427,692
Azule Energy Finance PLC 8.13% 1/23/30	600,000	600,750
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,304,028
4.81% 2/13/33	2,263,000	2,225,109
5.23% 11/17/34	4,730,000	4,754,306
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,638,218
Canacol Energy Ltd. 5.75% 11/24/28	785,000	410,006
ConocoPhillips Co.
5.00% 1/15/35	2,505,000	2,479,882
5.50% 1/15/55	2,450,000	2,367,747
Diamondback Energy, Inc. 5.20% 4/18/27	1,110,000	1,123,598
Ecopetrol SA 5.88% 11/2/51	690,000	466,106
Geopark Ltd. 8.75% 1/31/30	800,000	755,866
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	1,180,000	1,099,459
6.25% 4/15/32	1,120,000	1,046,398
KazMunayGas National Co. JSC 5.38% 4/24/30	350,000	345,891
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	655,000	675,730
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,265,857
5.55% 10/1/34	895,000	874,180
6.13% 1/1/31	3,158,000	3,245,859
ORLEN SA 6.00% 1/30/35	805,000	825,972
Pertamina Persero PT 3.65% 7/30/29	410,000	388,473
Petroleos Mexicanos
6.70% 2/16/32	165,000	144,982
6.75% 9/21/47	839,000	573,683
7.69% 1/23/50	255,000	191,281
10.00% 2/7/33	200,000	208,365
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petronas Capital Ltd.
3.50% 4/21/30	500,000	$471,835
5.85% 4/3/55	660,000	669,204
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	316,269
Raizen Fuels Finance SA 6.95% 3/5/54	800,000	779,845
Reliance Industries Ltd. 2.88% 1/12/32	700,000	607,816
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	196,225
3.50% 11/24/70	215,000	132,870
4.25% 4/16/39	400,000	348,098
5.75% 7/17/54	560,000	528,444
SEPLAT Energy PLC 9.13% 3/21/30	635,000	632,600
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30	200,000	208,511
Tecpetrol SA 7.63% 1/22/33	655,000	656,179
YPF SA 9.50% 1/17/31	720,000	752,687
		41,740,021
Oil & Gas Services–0.03%
Guara Norte SARL 5.20% 6/15/34	674,859	632,465
		632,465
Packaging & Containers–0.28%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	1,645,000	1,650,563
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	2,699,000	2,419,025
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,240,000	2,195,200
		6,264,788
Pharmaceuticals–0.28%
AbbVie, Inc. 5.35% 3/15/44	1,190,000	1,176,818
Eli Lilly & Co.
5.10% 2/12/35	2,445,000	2,493,251
5.50% 2/12/55	1,715,000	1,736,443
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	268,692
6.75% 3/1/28	560,000	574,389
		6,249,593
Pipelines–2.65%
EIG Pearl Holdings SARL 4.39% 11/30/46	400,000	317,158
Enbridge, Inc.
5.25% 4/5/27	2,195,000	2,222,599
LVIP Macquarie Diversified Income Fund–8

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge, Inc. (continued)
5.70% 3/8/33	805,000	$826,205
μ5.75% 7/15/80	975,000	942,791
Energy Transfer LP
5.95% 5/15/54	1,765,000	1,685,542
6.10% 12/1/28	4,235,000	4,421,467
6.25% 4/15/49	8,940,000	8,868,903
μ6.50% 11/15/26	5,670,000	5,663,315
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,464,789
3.30% 2/15/53	3,565,000	2,380,742
4.95% 2/15/35	1,525,000	1,503,817
5.35% 1/31/33	490,000	502,233
5.55% 2/16/55	1,475,000	1,432,634
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	880,942	775,747
GNL Quintero SA 4.63% 7/31/29	614,336	607,174
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	770,000	804,183
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	1,740,000	1,743,731
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,306,145
5.70% 11/1/54	1,595,000	1,492,882
QazaqGaz NC JSC 4.38% 9/26/27	901,000	871,743
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,355,972
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,350,199
Transportadora de Gas del Sur SA 8.50% 7/24/31	500,000	521,086
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	6,365,000	5,478,040
		58,539,097
Private Equity–0.15%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	3,275,000	3,228,818
		3,228,818
Real Estate–0.07%
@Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	478,538
IRSA Inversiones y Representaciones SA 8.00% 3/31/35	690,000	662,400
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	363,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
@Sunac China Holdings Ltd.
6.00% 9/30/26	747,935	$82,273
6.25% 9/30/27	441,343	48,548
		1,634,884
Real Estate Investment Trusts–0.65%
Extra Space Storage LP 5.40% 2/1/34	3,770,000	3,774,706
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	3,665,000	3,383,911
Iron Mountain, Inc. 5.25% 7/15/30	1,169,000	1,120,875
Trust Fibra Uno
4.87% 1/15/30	530,000	495,450
7.38% 2/13/34	480,000	482,168
VICI Properties LP
4.95% 2/15/30	2,800,000	2,775,817
5.63% 4/1/35	1,170,000	1,163,381
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	999,217
5.75% 2/1/27	265,000	268,438
		14,463,963
Retail–0.18%
El Puerto de Liverpool SAB de CV 6.66% 1/22/37	835,000	846,152
‡Future Retail Ltd. 5.60% 1/22/25	905,000	136
Home Depot, Inc.
4.88% 6/25/27	890,000	902,515
4.95% 6/25/34	2,295,000	2,302,708
		4,051,511
Semiconductors–0.64%
Broadcom, Inc.
3.19% 11/15/36	1,965,000	1,612,863
5.05% 7/12/29	3,330,000	3,376,252
Entegris, Inc. 4.75% 4/15/29	2,145,000	2,067,843
Foundry JV Holdco LLC 6.10% 1/25/36	2,535,000	2,595,315
KLA Corp. 4.95% 7/15/52	3,475,000	3,183,377
TSMC Arizona Corp. 2.50% 10/25/31	1,015,000	897,864
TSMC Global Ltd. 2.25% 4/23/31	395,000	346,070
		14,079,584
Software–0.52%
Cloud Software Group, Inc. 6.50% 3/31/29	3,180,000	3,091,169
Oracle Corp.
3.60% 4/1/50	654,000	454,379
5.25% 2/3/32	3,095,000	3,134,914
LVIP Macquarie Diversified Income Fund–9

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle Corp. (continued)
6.00% 8/3/55	1,320,000	$1,318,319
Synopsys, Inc.
5.15% 4/1/35	2,020,000	2,030,637
5.70% 4/1/55	1,520,000	1,509,227
		11,538,645
Telecommunications–1.81%
AT&T, Inc.
3.50% 9/15/53	14,070,000	9,594,194
6.30% 1/15/38	1,485,000	1,610,707
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	2,545,000	2,320,350
CT Trust 5.13% 2/3/32	530,000	484,632
Iliad Holding SASU 8.50% 4/15/31	200,000	209,753
Millicom International Cellular SA 7.38% 4/2/32	461,000	466,186
Ooredoo International Finance Ltd. 4.63% 10/10/34	665,000	648,701
Rogers Communications, Inc. 5.30% 2/15/34	3,355,000	3,293,350
Sable International Finance Ltd. 7.13% 10/15/32	550,000	527,256
Silknet JSC 8.38% 1/31/27	585,000	589,407
Sprint Capital Corp. 6.88% 11/15/28	3,075,000	3,282,807
Telecom Argentina SA 9.50% 7/18/31	615,000	634,065
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	420,794
3.75% 4/15/27	4,155,000	4,094,853
5.13% 5/15/32	915,000	920,754
5.75% 1/15/34	1,190,000	1,239,563
5.88% 11/15/55	2,745,000	2,763,445
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/30	600,000	605,100
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,810,740
2.88% 11/20/50	1,945,000	1,211,139
Vmed O2 U.K. Financing I PLC
4.25% 1/31/31	2,440,000	2,104,801
4.75% 7/15/31	1,285,000	1,115,972
		39,948,569
Transportation–0.32%
Georgian Railway JSC 4.00% 6/17/28	240,000	211,800
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	595,000	584,546
MV24 Capital BV 6.75% 6/1/34	643,046	620,447
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp.
5.10% 2/20/35	2,285,000	$2,304,690
5.60% 12/1/54	3,375,000	3,389,678
		7,111,161
Water–0.02%
Georgia Global Utilities JSC 8.88% 7/25/29	470,000	478,620
		478,620
Total Corporate Bonds (Cost $744,982,884)		725,749,785
NON-AGENCY ASSET-BACKED SECURITIES–5.78%
•AGL CLO 17 Ltd. Series 2022-17A AR 5.25% (TSFR03M + 0.95%) 1/21/35	4,250,000	4,230,888
•AIMCO CLO 15 Ltd. Series 2021-15A D1R 7.05% (TSFR03M + 2.75%) 4/17/38	1,150,000	1,150,000
•Bain Capital Credit CLO Ltd. Series 2021-7A A1R 5.29% (TSFR03M + 0.98%) 1/22/35	5,200,000	5,168,244
•Ballyrock CLO 18 Ltd. Series 2021-18A C1R 6.07% (TSFR03M + 2.85%) 4/15/38	1,350,000	1,351,223
•Canyon Capital CLO Ltd. Series 2019-2A AR2 5.32% (TSFR03M + 1.01%) 10/15/34	2,200,000	2,187,841
•Canyon CLO Ltd. Series 2020-2A AR2 5.33% (TSFR03M + 1.03%) 10/15/34	3,200,000	3,193,571
•CBAMR LLC Series 2021-15A D1R 7.20% (TSFR03M + 2.90%) 1/20/38	1,450,000	1,441,597
•CIFC Funding Ltd. Series 2025-1A D1 6.75% (TSFR03M + 2.50%) 4/23/38	1,450,000	1,418,603
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,525,977
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,587,500	13,467,836
•Dryden 109 CLO Ltd. Series 2022-109A DR 7.01% (TSFR03M + 2.70%) 4/15/38	1,450,000	1,436,345
•Elmwood CLO 22 Ltd. Series 2023-1A D1R 7.08% (TSFR03M + 2.80%) 4/17/38	1,150,000	1,150,000
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	4,500,000	4,556,318
LVIP Macquarie Diversified Income Fund–10

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	11,000,000	$11,190,074
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	2,250,000	2,321,699
•Galaxy XXI CLO Ltd. Series 2015-21A AR 5.57% (TSFR03M + 1.28%) 4/20/31	818,357	818,508
•Generate CLO 10 Ltd. Series 2022-10A D1R 7.17% (TSFR03M + 2.85%) 1/22/38	600,000	599,354
GreenState Auto Receivables Trust Series 2024-1A A2 5.53% 8/16/27	3,140,159	3,149,769
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	34,929	34,801
•Madison Park Funding XXVII Ltd. Series 2018-27A D1R 7.17% (TSFR03M + 2.85%) 4/20/38	1,450,000	1,441,181
•^Magnetite XLV Ltd. Series 2025-45A D1 0.00% (2.50% minus TSFR03M) 4/15/38	1,150,000	1,150,000
•Man GLG U.S. CLO Series 2018-1A A1R 5.69% (TSFR03M + 1.40%) 4/22/30	1,893,149	1,893,739
•Neuberger Berman CLO XX Ltd. Series 2015-20A D1R3 6.97% (TSFR03M + 2.65%) 4/15/39	950,000	944,914
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A AR 5.67% (TSFR03M + 0.95%) 7/16/35	1,000,000	996,195
Nissan Master Owner Trust Receivables Series 2024-B A 5.05% 2/15/29	15,000,000	15,122,202
•Oaktree CLO Ltd. Series 2020-1A D1RR 6.92% (TSFR03M + 2.60%) 1/15/38	1,300,000	1,277,721
•Octagon Investment Partners 51 Ltd. Series 2021-1A AR 5.31% (TSFR03M + 0.99%) 7/20/34	4,650,000	4,621,393
•OFSI BSL XII Ltd. Series 2023-12A D1R 7.51% (TSFR03M + 3.20%) 1/20/38	1,300,000	1,274,761
•OFSI BSL XIV CLO Ltd. Series 2024-14A D1 8.14% (TSFR03M + 3.85%) 7/20/37	1,250,000	1,255,436
•OHA Credit Partners VII Ltd. Series 2012-7A D1R4 6.82% (TSFR03M + 2.50%) 2/20/38	1,450,000	1,429,050
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	2,500,000	2,530,228
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 5.85% (TSFR03M + 1.55%) 4/25/37	4,600,000	$4,610,350
•TCW CLO Ltd. Series 2019-2A D1R2 7.32% (TSFR03M + 3.00%) 1/20/38	1,450,000	1,436,695
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	9,500,000	9,634,539
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.69% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,370,603
•Wellington Management CLO 4 Ltd. Series 2025-4A D1 6.83% (TSFR03M + 2.55%) 4/18/38	1,300,000	1,298,959
•Zais CLO 16 Ltd. Series 2020-16A A1R2 5.45% (TSFR03M + 1.13%) 10/20/34	6,150,000	6,110,806
Total Non-Agency Asset-Backed Securities (Cost $129,042,875)		127,791,420
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.87%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	24,812	22,159
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	831,011	733,147
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,271,572	2,892,720
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	3,758,780	3,063,993
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.40% 6/25/29	218,218	207,650
Series 2014-2 B2 3.40% 6/25/29	81,567	77,617
Series 2015-1 B2 5.65% 12/25/44	331,598	329,989
Series 2015-4 B1 3.52% 6/25/45	448,949	414,073
Series 2015-4 B2 3.52% 6/25/45	322,072	297,052
Series 2015-5 B2 5.87% 5/25/45	218,908	217,188
Series 2015-6 B1 3.50% 10/25/45	270,468	255,954
Series 2015-6 B2 3.50% 10/25/45	262,016	247,955
Series 2016-4 B1 3.79% 10/25/46	316,689	295,408
LVIP Macquarie Diversified Income Fund–11

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2016-4 B2 3.79% 10/25/46	583,116	$543,933
Series 2017-1 B3 3.45% 1/25/47	1,313,332	1,178,414
Series 2017-2 A3 3.50% 5/25/47	104,428	92,525
Series 2020-2 A3 3.50% 7/25/50	153,466	135,414
Series 2020-7 A3 3.00% 1/25/51	649,427	553,208
Series 2021-1 A3 2.50% 6/25/51	1,249,698	1,017,918
Series 2021-10 A3 2.50% 12/25/51	2,500,485	2,038,286
Series 2021-11 A3 2.50% 1/25/52	6,768,455	5,517,349
Series 2021-13 B1 3.14% 4/25/52	3,034,166	2,511,178
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	638,701	521,923
Series 2021-4 A3 2.50% 7/25/51	1,206,369	985,641
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	207,803	199,856
φ•PRPM LLC Series 2024-RPL1 A1 4.20% 12/25/64	4,576,718	4,439,661
•Radnor Re Ltd. Series 2024-1 M1B 7.24% (SOFR30A + 2.90%) 9/25/34	415,000	418,631
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,209,547	985,214
Series 2021-6 A1 2.50% 12/25/51	2,442,255	1,989,293
•Sequoia Mortgage Trust
Series 2015-1 B2 3.94% 1/25/45	190,560	184,006
Series 2015-2 B2 3.75% 5/25/45	2,034,145	1,938,044
Series 2017-5 B1 3.79% 8/25/47	2,774,193	2,573,522
Series 2020-4 A2 2.50% 11/25/50	878,523	716,825
•Towd Point Mortgage Trust
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,381,418
Series 2018-1 A1 3.00% 1/25/58	113,767	111,969
φ•Verus Securitization Trust Series 2023-7 A1 7.07% 10/25/68	2,117,590	2,149,889
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	263,224	$224,146
Total Non-Agency Collateralized Mortgage Obligations (Cost $47,610,109)		41,463,168
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.57%
Bank
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,416,063
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,552,696
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,316,733
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,577,309
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,099,234
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,410,749
Series 2020-BN29 A4 2.00% 11/15/53	1,977,000	1,658,051
•Series 2022-BNK39 B 3.24% 2/15/55	1,600,000	1,365,152
•Series 2022-BNK39 C 3.27% 2/15/55	1,426,000	1,145,476
•Series 2022-BNK40 B 3.39% 3/15/64	3,200,000	2,664,750
Series 2024-BNK47 A5 5.72% 6/15/57	5,750,000	5,977,415
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	6,400,000	5,553,576
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,388,164
Series 2020-B19 A5 1.85% 9/15/53	10,340,000	8,775,601
Series 2020-B20 A5 2.03% 10/15/53	8,319,000	7,025,574
Series 2020-B21 A5 1.98% 12/17/53	3,277,000	2,775,450
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,738,314
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,816,764
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,410,784
•Series 2022-B32 C 3.45% 1/15/55	3,950,000	2,930,207
•Series 2022-B33 B 3.61% 3/15/55	1,600,000	1,334,083
•Series 2022-B33 C 3.61% 3/15/55	1,600,000	1,231,778
LVIP Macquarie Diversified Income Fund–12

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B34 A5 3.79% 4/15/55	4,825,000	$4,356,430
•Series 2022-B35 A5 4.44% 5/15/55	5,500,000	5,228,187
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,085,110
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,789,317
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,893,310
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,311,236
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	11,170,476
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,379,615
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,565,533
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	8,000,000	7,694,551
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,754,090
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,888,345
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,257,519
Series 2019-GC39 A4 3.57% 5/10/52	820,000	754,775
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	12,559,251
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	5,331,782
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	660,705	621,184
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,572,920
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,852,787
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,922,271
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	2,616,961	2,598,428
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	2,019,859
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust (continued)
Series 2017-C7 A5 3.41% 10/15/50		3,425,000	$3,283,017
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.53% 10/15/48		1,970,000	1,947,363
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,231,004
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	7,289,968
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,235,434
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,485,113
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,321,246
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $208,221,373)			189,564,044
ΔSOVEREIGN BONDS–1.20%
Albania—0.02%
Albania Government International Bonds
3.50% 6/16/27	EUR	250,000	268,118
4.75% 2/14/35	EUR	200,000	208,934
			477,052
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	284,863
8.75% 4/14/32		200,000	172,011
			456,874
Argentina—0.04%
Argentina Republic Government International Bonds
φ0.75% 7/9/30		936,459	683,615
1.00% 7/9/29		42,742	33,125
φ4.13% 7/9/35		231,767	144,814
			861,554
Armenia—0.02%
Republic of Armenia International Bonds 3.60% 2/2/31		440,000	372,640
			372,640
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		413,000	361,635
			361,635
LVIP Macquarie Diversified Income Fund–13

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30	400,000	$417,496
		417,496
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38	200,000	186,850
		186,850
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32	400,000	392,600
5.00% 7/15/32	430,000	422,045
		814,645
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30	509,000	470,062
4.75% 1/14/50	792,000	557,378
6.00% 10/20/33	200,000	194,595
		1,222,035
Chile—0.02%
Chile Government International Bonds
3.10% 5/7/41	344,000	252,221
3.50% 1/25/50	250,000	176,337
		428,558
Colombia—0.05%
Colombia Government International Bonds
3.25% 4/22/32	520,000	403,572
5.00% 6/15/45	242,000	162,443
5.20% 5/15/49	300,000	199,353
8.38% 11/7/54	200,000	190,850
8.75% 11/14/53	200,000	198,378
		1,154,596
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43	200,000	178,706
		178,706
Dominican Republic—0.06%
Dominican Republic International Bonds
4.88% 9/23/32	659,000	597,845
5.30% 1/21/41	389,000	326,818
6.95% 3/15/37	300,000	302,850
		1,227,513
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ecuador—0.01%
Ecuador Government International Bonds 6.90% 7/31/30	572,000	$338,216
		338,216
Egypt—0.04%
Egypt Government International Bonds
5.80% 9/30/27	284,000	265,540
8.70% 3/1/49	679,000	520,510
		786,050
Ghana—0.01%
Ghana Government International Bonds
^0.00% 7/3/26	6,144	5,766
^0.00% 1/3/30	11,613	8,949
φ5.00% 7/3/29	61,952	54,165
φ5.00% 7/3/35	89,088	63,502
		132,382
Guatemala—0.02%
Guatemala Government Bonds 6.55% 2/6/37	394,000	392,034
		392,034
Honduras—0.01%
Honduras Government International Bonds 8.63% 11/27/34	300,000	297,450
		297,450
Hong Kong—0.01%
Airport Authority 4.88% 7/15/30	335,000	341,168
		341,168
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52	200,000	205,000
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28	320,000	329,630
		534,630
Indonesia—0.01%
Indonesia Government International Bonds 4.65% 9/20/32	200,000	193,998
		193,998
Ivory Coast—0.04%
Ivory Coast Government International Bonds 6.13% 6/15/33	1,012,000	900,275
		900,275
LVIP Macquarie Diversified Income Fund–14

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	$239,120
			239,120
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	273,528
			273,528
Mexico—0.04%
Mexico Government International Bonds
4.88% 5/19/33		300,000	275,163
6.34% 5/4/53		420,000	381,238
6.35% 2/9/35		200,000	200,342
			856,743
Morocco—0.01%
Morocco Government International Bonds 1.38% 3/30/26	EUR	200,000	212,348
			212,348
Nigeria—0.05%
Nigeria Government International Bonds
7.38% 9/28/33		546,000	460,908
7.88% 2/16/32		452,000	402,233
8.38% 3/24/29		250,000	241,383
			1,104,524
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		430,000	444,055
			444,055
Panama—0.02%
Panama Government International Bonds 7.50% 3/1/31		500,000	516,650
			516,650
Paraguay—0.05%
Paraguay Government International Bonds
2.74% 1/29/33		324,000	267,640
4.95% 4/28/31		300,000	290,391
5.40% 3/30/50		245,000	210,039
5.40% 3/30/50		350,000	300,055
			1,068,125
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30		468,000	420,667
			420,667
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland—0.07%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		445,000	$444,291
5.75% 7/9/34		300,000	305,728
Republic of Poland Government International Bonds
4.88% 2/12/30		500,000	504,431
5.50% 4/4/53		341,000	320,892
			1,575,342
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50		1,022,000	875,932
			875,932
Republic of Korea—0.04%
Export-Import Bank of Korea 5.13% 1/11/33		300,000	307,429
Korea Development Bank 4.88% 2/3/30		200,000	203,608
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28		460,000	467,205
			978,242
Romania—0.03%
Romania Government International Bonds 7.13% 1/17/33		592,000	603,468
			603,468
Saudi Arabia—0.03%
Saudi Government International Bonds
4.50% 10/26/46		607,000	498,043
4.88% 7/18/33		200,000	197,392
			695,435
Serbia—0.04%
Serbia International Bonds
3.13% 5/15/27	EUR	300,000	320,079
6.00% 6/12/34		500,000	495,682
			815,761
South Africa—0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	278,814
5.75% 9/30/49		722,000	531,869
			810,683
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30		56,145	49,478
φ3.35% 3/15/33		110,128	86,175
φ3.60% 6/15/35		74,362	50,194
φ3.60% 5/15/36		51,609	40,062
φ3.60% 2/15/38		103,261	80,931
LVIP Macquarie Diversified Income Fund–15

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sri Lanka (continued)
Sri Lanka Government International Bonds (continued)
4.00% 4/15/28	66,843	$62,498
		369,338
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30	250,000	230,125
		230,125
Turkey—0.09%
Hazine Mustesarligi Varlik Kiralama AS
5.13% 6/22/26	350,000	346,168
6.50% 4/26/30	340,000	336,301
Turkiye Government International Bonds
7.13% 2/12/32	225,000	221,215
7.63% 4/26/29	722,000	741,867
9.13% 7/13/30	240,000	261,514
		1,907,065
Ukraine—0.01%
πφUkraine Government International Bonds
1.75% 2/1/34	179,987	96,336
1.75% 2/1/35	139,990	73,551
1.75% 2/1/36	79,994	41,265
3.00% 2/1/30	21,848	11,324
7.75% 2/1/34	81,644	32,300
7.75% 2/1/35	68,995	37,947
7.75% 2/1/36	57,496	32,794
		325,517
Venezuela—0.00%
‡Venezuela Government International Bonds 7.75% 10/13/19	556,000	90,350
		90,350
Total Sovereign Bonds (Cost $27,947,282)		26,489,375
SUPRANATIONAL BANKS–0.07%
μAfrican Development Bank 5.75% 5/7/34	720,000	692,692
Central American Bank for Economic Integration 4.75% 1/24/28	400,000	403,881
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Corp. Andina de Fomento
5.00% 1/24/29	300,000	$305,964
5.00% 1/22/30	200,000	204,782
Total Supranational Banks (Cost $1,599,327)		1,607,319
U.S. TREASURY OBLIGATIONS–18.78%
U.S. Treasury Bonds
2.25% 8/15/46	37,530,000	25,241,857
3.88% 2/15/43	28,715,000	26,280,955
4.25% 8/15/54	1,565,000	1,477,213
4.50% 11/15/54	35,805,000	35,279,114
4.63% 11/15/44	31,580,000	31,619,475
4.75% 2/15/45	71,970,000	73,285,702
U.S. Treasury Notes
3.75% 8/31/26	2,005,000	1,998,891
3.88% 3/15/28	79,450,000	79,437,586
4.00% 2/28/30	48,410,000	48,519,679
4.00% 1/31/31	1,015,000	1,013,731
4.25% 2/15/28	55,755,000	56,303,838
4.50% 12/31/31	20,340,000	20,850,884
4.63% 2/15/35	13,665,000	14,117,653
Total U.S. Treasury Obligations (Cost $425,671,075)		415,426,578

	Number of Shares
COMMON STOCK–0.07%
†=Grupo Aeromexico SAB de CV	74,288	1,542,789
Total Common Stock (Cost $667,823)		1,542,789
MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	22,013,070	22,013,070
Total Money Market Fund (Cost $22,013,070)		22,013,070

TOTAL INVESTMENTS–96.78% (Cost $2,227,603,579)	2,140,989,079

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.22%	71,237,828
NET ASSETS APPLICABLE TO 249,348,394 SHARES OUTSTANDING–100.00%	$2,212,226,907

LVIP Macquarie Diversified Income Fund–16

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $842,139, which represented 0.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
MHP Lux SA	8/25/2023	$460,596	$516,622
Ukraine Government International Bonds	8/30/2024	83,058	96,336
Ukraine Government International Bonds	8/30/2024	63,191	73,551
Ukraine Government International Bonds	8/30/2024	35,223	41,265
Ukraine Government International Bonds	8/30/2024	9,846	11,324
Ukraine Government International Bonds	8/30/2024	27,850	32,300
Ukraine Government International Bonds	8/30/2024	30,168	37,947
Ukraine Government International Bonds	8/30/2024	24,698	32,794
Total		$734,630	$842,139

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(1,284,206)	USD	1,336,602	4/4/25	$—	$(52,300)
JPMC	EUR	256,481	USD	(268,957)	4/4/25	8,434	—
TDB	EUR	(6,983,238)	USD	7,239,093	5/16/25	—	(331,201)
Total Foreign Currency Exchange Contracts						$8,434	$(383,501)
LVIP Macquarie Diversified Income Fund–17

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
75	U.S. Treasury 10 yr Ultra Notes	$8,559,375	$8,570,093	6/18/25	$—	$(10,718)
239	U.S. Treasury 5 yr Notes	25,849,344	25,558,757	6/30/25	290,587	—
525	U.S. Treasury Bonds	61,572,656	60,991,830	6/18/25	580,826	—
Total Futures Contracts					$871,413	$(10,718)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.HY.43- Quarterly[3]	33,800,000	(5.00%)	12/20/29	$1,860,583	$(2,827,615)	$4,688,198	$—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Brazil Government International Bonds 3.75% 09/12/2031 - Quarterly	722,000	(1.00%)	12/20/29	$21,312	$20,461	$851	$—
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	10,906	26,649	—	(15,743)
					47,110	851	(15,743)
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(22,304)	(1,380)	—	(20,924)
					45,730	851	(36,667)
Total CDS Contracts					$(2,781,885)	$4,689,049	$(36,667)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
LVIP Macquarie Diversified Income Fund–18

LVIP Macquarie Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TDB–Toronto-Dominion Bank
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
yr–Year
LVIP Macquarie Diversified Income Fund–19